Variable Interest Entities (Details) - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Total assets	$ 482,658	$ 3,425,741		$ 3,425,741
Total liabilities	1,160,344	261,638		261,638
Net profit (loss)	56,733	580,990	$ (241,010)
Operating [Member]
Revenue	375,912			1,010,435	$ 919,172
Net profit (loss)	(3,680,184)			(152,156)	$ (2,111,710)
Balance Sheet [Member]
Total assets	434,875	3,123,702		3,123,702
Total liabilities	$ 1,152,950	$ 187,111		$ 187,111